Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 1,038,017
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,338,237	1,387,713
Solvency equity (solvency margin)	714,875	672,551
Guarantee fund	250,207	235,393
Surplus	S/ 373,155	S/ 479,769